Structured entities (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of total assets of consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2025	1.8	8.6	3.5	5.9	19.8
At 31 Dec 2024	2.4	7.0	7.2	1.8	18.4

Disclosure of information about unconsolidated structured entities

Nature and risks associated with HSBC interests in unconsolidated structured entities
Total asset values of the entities ($m)	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
0–500	207	323	1,062	57	1,649
500–2,000	2	71	910	1	984
2,000–5,000	—	35	403	1	439
5,000–25,000	—	24	237	—	261
25,000+	—	6	41	—	47
Number of entities at 31 Dec 2025	209	459	2,653	59	3,380
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	9.4	12.4	21.8	2.8	46.4
– trading assets	—	0.2	—	—	0.2
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	7.9	19.5	—	27.4
– loans and advances to customers	9.4	—	—	1.5	10.9
– financial investments	—	—	0.4	—	0.4
– assets held for sale	—	4.3	1.9	—	6.2
– other assets	—	—	—	1.3	1.3
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.7	0.7
– other liabilities	—	—	—	0.7	0.7
Other off-balance sheet commitments	—	0.3	6.5	1.3	8.1
HSBC’s maximum exposure at 31 Dec 2025	9.4	12.7	28.3	3.4	53.8

Total asset values of the entities ($m)
0–500	167	344	1,215	46	1,772
500–2,000	2	75	911	2	990
2,000–5,000	—	30	348	1	379
5,000–25,000	—	21	212	—	233
25,000+	—	2	33	—	35
Number of entities at 31 Dec 2024	169	472	2,719	49	3,409
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	5.4	12.1	25.4	2.4	45.3
– trading assets	—	0.1	—	—	0.1
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	7.8	22.2	—	30.0
– loans and advances to customers	5.4	—	0.7	1.5	7.6
– financial investments	—	0.2	0.4	—	0.6
– assets held for sale	—	4.0	2.1	—	6.1
– other assets	—	—	—	0.9	0.9
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	—	1.0	8.1	1.3	10.4
HSBC’s maximum exposure at 31 Dec 2024	5.4	13.1	33.5	3.3	55.3